Summary of the main accounting policies:	12 Months Ended
Dec. 31, 2020
Summary of the main accounting policies:
Summary of the main accounting policies:

Note 17 - Summary of the main accounting policies:

In the following we point the main standards, interpretations or changes to existing standards in effect for the first time for the period beginning on January 1, 2020:

17.1) New standards and amendments

The Standards and amendments which became effective as from January 1, 2020, did not have a significant impact on the Company.

Forthcoming requirements:

On January 23, 2020, the following amendment to the standard was issued for which the Company expects to have no significant impacts:

The narrow-scope amendments to IAS 1 Presentation of Financial Statements clarify that liabilities are classified as either current or noncurrent, depending on the rights that exist at the end of the reporting period. Classification is unaffected by the expectations of the entity or events after the reporting date (for example, the receipt of a waver or a breach of covenant). The amendments also clarify what IAS 1 means when it refers to the ‘settlement’ of a liability. The amendments could affect the classification of liabilities, particularly for entities that previously considered management’s intentions to determine classification and for some liabilities that can be converted into equity. They must be applied retrospectively in accordance with the normal requirements in IAS 8 Accounting Policies, Changes in Accounting Estimates and Errors. In May 2020, the IASB issued an Exposure Draft proposing to defer the effective date of the amendments to January 1, 2023.

There are no other standards that have not yet gone into effect that could be expected to significantly impact the Company in current or future reporting periods and in foreseeable future transactions.

The company applied the following standards and modifications, which did not have a significant impact, for the first time for the annual reporting period beginning on January 1, 2019:

•   IFRS 16 Leases

Tenant: As described in Note 7.1 to our consolidated financial statements, the impact on the Company as a lessee due to the adoption of IFRS 16 was not significant. See Note 17.8.2 to our consolidated financial statements for a detailed description of this policy.

Landlord: The Company did not have to make adjustments to the accounting for its operating leases from the perspective of the lessor derived from the adoption of this standard. See Note 18.8.1 to our consolidated financial statements for a detailed description of this policy.

•    IFRIC 23 Uncertainty over Income Tax Treatments

The interpretation explains how to record and measure current and deferred tax assets and liabilities when there is uncertainty concerning tax treatment.  In particular, it explains:

-how to determine the appropriate account unit and that each uncertain tax treatment should be considered either separately or jointly, depending on the perspective that best predicts the way in which the uncertainty will be resolved;

-that the entity must assume that the tax authorities will be examining the uncertain tax treatment and will have full knowledge of all related information, such as ignoring the risk of detection.

-that the entity must reflect the effect of the uncertainty in the accounting records for income tax when the tax authorities are unlikely to approve the treatment.

-that the impact of the uncertainty should be measured using the most likely figure or the expected value method, whichever best predicts the way in which the uncertainty will be resolved.; and

-that judgment and estimations must be freshly evaluated every time circumstances have changed or there is new information affecting resolutions.

Although there are no new disclosure requirements, entities are reminded of the general requirement to provide information on judgments and estimations applied when preparing the financial statements.  The Company has evaluated the provisions of this interpretation and does not consider there to be a significant impact from the adoption of IFRIC 23.

17.2)      Consolidation and equity method

The consolidated subsidiaries of the Company, for which it has a shareholding as of December 31, 2019 and 2020, are shown as follows:

	Shareholding
	percentage (%)	Main activity
Aeropuerto de Cancún, S. A. de C. V.	100%	Airport services
Aeropuerto de Cozumel, S. A. de C. V.	100%	Airport services
Aeropuerto de Mérida, S. A. de C. V.	100%	Airport services
Aeropuerto de Huatulco, S. A. de C. V.	100%	Airport services
Aeropuerto de Oaxaca, S. A. de C. V.	100%	Airport services
Aeropuerto de Veracruz, S. A. de C. V.	100%	Airport services
Aeropuerto de Villahermosa, S. A. de C. V.	100%	Airport services
Aeropuerto de Tapachula, S. A. de C. V.	100%	Airport services
Aeropuerto de Minatitlán, S. A. de C. V.	100%	Airport services
Cancun Airport Services, S. A. de C. V. (*)	100%	Airport services
Aerostar Airport Holdings, LLC	60%	Airport services
Sociedad Operadora de Aeropuertos Centro Norte, S.A.	100%	Airport services
RH Asur, S. A. de C. V.	100%	Administrative services
Servicios Aeroportuarios del Sureste, S. A. de C. V.	100%	Administrative services
Asur FBO, S. A. de C. V. (*)	100%	Administrative services
Caribbean Logistics, S. A. de C. V. (*)	100%	Cargo services
Cargo RF, S. A. de C. V. (*)	100%	Cargo services

(*)      These subsidiaries sub-consolidate at the Cancún Airport.

Aerostar information

Aerostar records its financial information on accounting principles in United States (US GAAP) and in USD, a translation to Mexican pesos is performed and a reconciliation from US GAAP to IFRS is carried out. Aerostar reports its financial information in IFRS, for purposes of consolidating in the Company. The exchange rate used at 2019 and 2020 year end was Ps.18.86 and Ps.19.91 Mexican Pesos per Dollar, respectively.

Relevant information about Aerostar and its significant non-controlling interest

As of December 31, 2018, 2019 and 2020, the condensed financial information of Aerostar, where there is a significant non-controlling interest, is presented as follows:

	December, 31
	2018		2019		2020
Condensed statement of financial position
Cash and cash equivalents	Ps.	868,095	Ps.	698,466	Ps.	804,634
Restricted cash and cash equivalents		47,332		165,622		5,055
Other current assets		175,479		133,992		566,031
Total current assets		1,090,906		998,080		1,375,720
Financial liabilities:
Current liabilities		(640,785)		(672,943)		(606,433)
Working capital		450,121		325,137		769,287
Land, furniture and equipment		174,450		160,186		151,971
Intangible assets, airport concessions - Net		13,587,071		12,956,965		13,535,370
Other long term assets		544		16,759		32,578
Long term debt		(7,282,268)		(6,799,941)		(7,171,278)
Accounts payable to the Company		(1,152,805)		(372,798)		(104,065)
Other long term liabilities		(21,609)		(19,783)		(19,864)
Deferred income tax - Net		(330,999)		(371,984)		(448,829)
Shareholders’ equity	Ps.	5,424,505	Ps.	5,894,541	Ps.	6,745,170

	Year ended December, 31
	2018		2019		2020
Condensed statements of comprehensive income
Revenue	Ps.	3,025,267	Ps.	3,306,149	Ps.	2,902,238
Operating cost and expenses		(2,098,323)		(2,270,055)		(1,956,081)
Other income		134,637		204,074		158,906
Comprehensive financial cost - Net		(538,268)		(485,037)		(495,443)
Deferred income tax		(62,252)		(55,781)		(60,684)
Net (loss) income for the year		461,061		699,350		548,936
Foreign currency translation		(5,772)		(229,314)		(301,695)
Total comprehensive income	Ps.	455,289	Ps.	470,036	Ps.	247,241
Airplan information

Airplan records and reports its financial information in IFRS as adopted in Colombia and their corresponding IFRIC issued by the IASB and in Colombian pesos.  For purposes of consolidating Airplan in the Company, a translations to Mexican pesos is performed. The exchange rate used at 2019 and 2020 year end was Ps.173.63 and Ps.171.53 Colombian Peso per Mexican Peso, respectively.

a.	Subsidiaries

Subsidiaries are all entities over which the Company has control. The Company controls an entity when the Company is exposed to, or has rights to, variable returns from its involvement with the entity and has the ability to affect those returns through its power over the entity. Subsidiaries are fully consolidated from the date on which control is transferred to the Company. They are deconsolidated from the date that control ceases.

Intercompany transactions, balances, revenues and expenses due to transactions between the group companies were eliminated. The non-realized results were also eliminated. The subsidiaries’ accounting policies are consistent with the policies adopted by the Company. The Company uses the purchase method to recognize business acquisitions. The consideration for the acquisition of a subsidiary is determined based on the fair value of the net assets transferred, the liabilities assumed and the capital issued by the Company. The Company defines a business combination as a transaction in which it obtains control of a business, through which it has the power to govern and manage the relevant activities of the of assets and liabilities of said business with the purpose of providing return in the form of dividends, lower costs or other economic benefits directly to investors.

The consideration transferred in the acquisition of a subsidiary is the fair value of the assets transferred, the liabilities incurred and the equity interests issued by the Company. The consideration transferred includes the fair value of any asset or liability that results from a contingent consideration agreement. The identifiable assets acquired, the liabilities and contingent liabilities assumed in a business combination are initially measured at their fair value on the date of acquisition. The Company recognizes any non-controlling interest in the acquired entity based on the proportional part of the non-controlling interest in the net identifiable assets of the acquired entity.

Costs related to the acquisition are recognized as expenses in the consolidated statement of income as incurred.

Goodwill is initially measured as the excess of the consideration paid and the fair value of the non-controlling interest in the acquired subsidiary over the fair value of the identifiable net assets and the liabilities acquired. If the consideration transferred is less than the fair value of the net assets of the acquired subsidiary in the case of a purchase at a bargain price, the difference is recognized directly in the consolidated statement of income. If the business combination is reached in stages, the book value at the date of acquisition of the participation previously held by the Company in the acquired entity, is remeasured at its fair value at the acquisition date. Any loss or gain resulting from such remeasurement is recognized in the results of the year. At the date of the measurement made by the management, a gain from business combinations was determined for Ps.7,029,200, which was reflected in the consolidated statement of comprehensive income.

b.	Changes in the interests of subsidiaries without loss of control

Transactions with non-controlling interests that do not result in loss of control are accounted for as equity transactions, which are transactions with shareholders in their capacity as owners. The difference between the fair value of the consideration paid and the interest acquired in the carrying value of the net assets of the subsidiary is recorded in stockholders’ equity. Gains or losses on the sale of non-controlling interests are also recorded in stockholders’ equity.

c.	Disposal of subsidiaries

When the Company loses control over one entity, any retained interest in the entity is measured at fair value, recognizing the effect in income. Subsequently, the fair value is the initial carrying amount for the purpose of determining the retained interest as an associate, joint venture or financial asset, as appropriate. Additionally, the amounts previously recognized in Other Comprehensive Income (OCI) relating to those entities are canceled as though the Company had directly disposed of the related assets or liabilities. This means that the amounts previously recognized in OCI are reclassified to income for the period.

d.	Acquisition in stages

The additional acquisition in joint venture accounted under the equity method is considered a business combination conducted in stages, which means that the fair value of interest previously acquired was also revalued.

e.	Joint Agreements

Under IFRS 11 investments in joint arrangements are classified as either a joint operation or a joint venture depending on the contractual rights and obligations of each investor, rather than the legal structure of the joint arrangement.

f.	Joint ventures

The participation in joint ventures is accounted for under the equity method, after being initially recognized at cost in the consolidated statement of financial position.

On February 20, 2020, Cancún Airport entered into a contractual agreement with Aviation Investments, LLC, to set up a joint venture through a separate legal entity called Airport Development Group, LLC, agreeing to a 50% stake each. Initial investment amounted to USD500 (approximately Ps. 10,556). According to the agreement, decisions on the relevant activities of the entity require unanimous consent of both parties. The Company assessed the nature of the transaction and determined it was a joint venture. Joint ventures are recognized through the equity method.

g. Equity method

Under the equity method, investments are initially recognized at cost and are subsequently adjusted to recognize equity in post-acquisition results, as well as movements in other comprehensive income. Dividends received or receivable from joint ventures are recognized as a reduction in the  amount of the investment.

When the Company's share in the losses of a joint venture equals or exceeds its share in the joint venture (which includes any long-term interest that is in substance part of the Company's net investment in the joint venture), the Company does not recognize additional losses, unless it has incurred obligations or made payments on behalf of or on behalf of the joint venture.

Unrealized income on transactions between Group Companies and their joint ventures are eliminated up to the amount of the Group's interest in the joint venture. Unrealized losses are also eliminated unless the transaction provides some evidence of impairment of the transferred asset. The accounting policies of the investments accounted for under the equity method have changed when necessary to ensure consistency with the policies adopted by the Company.

17.3)          Translation of foreign currencies

Functional currency and reporting currency

Items included in the consolidated financial statements of each of the companies of the Company are measured in the currency of the primary economic environment in which the entity operates, i.e., its “functional currency” which is also the reporting currency. The consolidated financial statements are presented in thousands of Mexican pesos, which is the Company’s reporting currency.

17.3.1) Consolidation of subsidiaries with a functional currency different from the reporting currency

The results and financial position of Aerostar and Airplan (none of which handle a currency that corresponds to a hyperinflationary economy) expressed in a functional currency other than the reporting currency are converted to the reporting currency as follows:

i.	The assets and liabilities recognized in the consolidated statement of financial position are translated at the exchange rate on the balance sheet date.
ii.	The stockholders’ equity in the consolidated statement of financial position is translated using the historical exchange rates.
iii.

Income and expenses recognized in the consolidated statement of income are translated at the average exchange rate for each year (unless that average is not a reasonable approximation of the effect of translating the results derived from the exchange rates prevailing at transaction dates, in which case the Company uses the respective rates).

iv.	The resulting exchange differences are recognized within OCI.

Goodwill and fair value adjustments that arise on the date of acquisition of a foreign operation to measure them at fair value are recognized as assets and liabilities of the foreign entity and are converted at the closing exchange rate.

17.3.2) Transactions in foreign currency and results from exchange fluctuations

Operations carried out in foreign currency are recorded in the functional currency applying the exchange rates in effect at the transaction date or the exchange rate at the date of the valuation when the items are revalued.

Exchange differences arising from fluctuations in the exchange rates between the transactions and settlement dates, or the consolidated statement of financial position date, are recognized in the consolidated comprehensive income statement.

17.4) Cash and cash equivalents

Cash and cash equivalents include cash, bank deposits and other highly liquid investments with low risk of changes in value with original maturities of three months or less. As of December 31, 2019 and 2020, cash and cash equivalents consisted primarily of peso and dollar denominated bank deposits and peso denominated investment bonds issued by the Mexican Federal Government.

17.5) Fiduciary rights

In accordance with the requirements of the concession agreement, Airplan was required to constitute a trust, with Fiduciaria Bancolombia as trustee, to administer the concession’s resources and to oversee the payment of the concession’s obligations by the concessionaire. Airplan transfers all of the gross income it receives and all of the debt and capital resources it obtains from the administrations of the concession.

17.6) Restricted cash and cash equivalents

Restricted cash includes cash and cash equivalents that are restricted in terms of withdrawal or use. The nature of the restrictions includes restrictions imposed by financing agreements, federal agency funds related to capital expenditures, for example, for purposes of Aerostar, PFC and Airport Improvement Program (AIP) or other reserves (e.g., fund for promotion and support of air travel). Aerostar has restricted cash of Ps.26,849 and Ps. 5,055 at December 31, 2019 and 2020, respectively.

Restricted cash and cash equivalents is presented as current if it is expected to be used within twelve months of the filing date. Any restricted fund beyond twelve months is recorded as non-current. Restricted cash is presented in the consolidated statements of cash flows within the investments activities since it is related to the investment in airport infrastructure.

17.7) Financial assets

a.

Classification -  the Company classifies its financial assets into the following measurement categories: a) financial assets measured at amortized cost; and b) financial assets subsequently measured at fair value (either through other comprehensive income or through profit or loss). At present, the Company does not hold any financial assets. This classification depends on the business model of the Company to manage its financial instruments and the terms of the instrument's contractual cash flows.  The Company reclassifies financial assets when, and only when, it changes its business model for the management of those assets.  The Company’s financial assets are measured at amortized cost, since contractual terms comply with the SPPI (solely payment of principal and interest) requirement, and the Company’s business model is achieved by collecting cash flows.

b.

Measurement.- At initial recognition, financial assets at amortized cost are measured at fair value plus transaction costs that are directly attributable to their acquisition.  Transaction costs of financial assets measured at fair value (through profit or loss or through other comprehensive income) are recognized in profit or loss as incurred.  Gains and losses on assets measured at fair value are recorded in profit or loss or in other comprehensive income.  Financial assets with embedded derivatives are considered as a whole if it is determined that the cash flows correspond exclusively to the payment of principal and interest.  Accounts receivable are non-derivative financial assets with fixed or determinable payments that are not quoted in an active market.  They are included as current assets, except for maturities greater than 12 months following the date of the Statement of Financial Position.  These are classified as non-current assets.  Loans and accounts receivable are initially recognized at fair value plus directly attributable transaction costs, and subsequently measured at amortized cost.

c.

Impairment of financial assets - Impairment losses are presented as net impairment losses within the operating result. Subsequent recoveries of previously canceled amounts are credited against the same line. For accounts receivable, the Company applies the simplified approach allowed by IFRS 9, which requires that the expected losses over the life of the instrument be recognized from the initial recognition of accounts receivable. See Note 6.

17.8) Leasing

17.8.1) As lessor

The leasing of terminal space made by the Company in its capacity as lessor at the terminals is documented by contracts with either fixed income or monthly fees based on the higher amount of a minimum monthly fee or a percentage of the lessee’s monthly revenue.

Since the leased assets are part of the concession assets and thus do not belong to the Company, there is no transfer of the risks and rewards of ownership and therefore are classified as operating leases.

Revenues from operating leases are recognized as non-aeronautical revenues on a straight line basis over the lease term.

17.8.2) As lessee

Leases are recognized as right-of-use assets and lease liabilities on the date the leased assets are available for use by the Company.

Right-of-use assets and liabilities arising from a lease under IFRS 16 “Leases” are initially measured at the present value. Lease liabilities include the present value, net of the following lease payments: i) fixed lease payments, less any lease incentive receivable; ii) variable lease payments that depend on an index or a rate, initially measured using the index or rate at the commencement date; and iii) the amounts that the Company expects to pay under residual value guarantees.

Lease payments must be discounted at the rate implicit in the lease. In the case of the Company, the interest rate cannot be readily determined. Thus, the lessee’s incremental borrowing rate is used, which is the rate of interest that a lessee would have to pay to borrow over a similar term, and with a similar security, the funds necessary to obtain an asset of a similar value to the right-of-use asset in a similar economic environment.

To determine the borrowing incremental rate, the Company:

•	uses, whenever possible, recent third-party financing received by lessee as a starting point, adjusted to reflect changes in financing conditions since third-party financing was received;
•	uses other approaches, starting with a risk-free rate, adjusted for the credit risk of leases held that have not obtained recent third-party financing; and
•	applies specific adjustments to the lease, e.g. term, country, currency and guarantees.

Lease payments are distributed among principal and interest expense. Interest expense is charged to profit or loss over the lease term to produce a constant periodic interest rate on the remaining liability for each period.

Right-of-use assets are measured:

•	Lease initial measurement amount.
•	Any lease payment made on or before the commencement date less any lease incentive received.
•	Any initial direct cost.

Right-of-use assets are generally depreciated on a straight-line basis over the shorter period of the asset useful life and the lease term, and the depreciation expense is recognized in the Statement of profit or loss.

Payments of short-term leases and leases of low-price assets are expensed by applying the straight-line method. Short-term leases are leases with a term of 12 months or less.

To determine the lease term, the Company considers all facts and circumstances creating an economic incentive to exercise an extension option. The reasonable certainty assessment is only reviewed when there is a significant event or a significant change in circumstances that affect such assessment and that are within lessee’s control. At December 31, 2020, there are no contracts regarding which there is a reasonable certainty to extend lease terms.

Policy applied before January 1, 2019:

As lessor

The leasing of terminal space made by the Company in its capacity as lessor at the terminals is documented by contracts with either fixed income or monthly fees based on the higher amount of a minimum monthly fee or a percentage of the lessee’s monthly revenue.

Since the leased assets are part of the concession assets and thus do not belong to the Company, there is no transfer of the risks and rewards of ownership and therefore are classified as operating leases.

Revenues from operating leases are recognized as non-aeronautical revenues on a straight line basis over the lease term.

As lessee

Leases in which a significant portion of the risks and rewards of the leased property has not been transferred to the Company as lessee were classified as operating leases. Payments made under an operating lease (net of any incentive received from lessor) are charged to profit or loss according to the straight-line method over the life of the lease.

Leases of property, plant and equipment in which Airplan has substantially all the risks and rewards of ownership are classified as financial leases. Financial leases are capitalized at the beginning of the lease to the minor between the fair value of the leased asset and the present value of the minimum lease payments. Each payment of a financial lease is distributed between the liability and the financial costs. The obligations of a financial lease, net of the financial burden, are presented as debts (financial obligations) in current or non-current depending on whether the payment due is less than 12 months. The financial costs are charged to the results during the lease period so that a constant periodic interest rate is obtained on the remaining balance of the liability for each period. Property, plant and equipment acquired under a financial lease are amortized in the shortest period between the useful life of the asset and the term of the lease.

17.9) Land, furniture and equipment

Furniture and equipment are recorded at cost less accumulated depreciation and impairment loss. The cost includes expenses directly attributable to the acquisition of those assets and all costs associated with placing the assets in the location and in the condition necessary for them to operate as intended by management.

Land is recorded at cost and it is not depreciated. Depreciation of other items of plant and equipment is calculated on the straight-line method based on the residual values over their estimated useful lives. The useful lives from the date of acquisition are 10 years. The useful lives at the acquisition date of the furniture and equipment are as shown below:

	2019	2020

Furniture equipment	10 a 20%	10 to 20%
Machinery	10 a 20%	10 to 20%
Computer equipment	20 a 33%	20 to 33%
Transportation equipment	20 a 25%	20 to 25%
Improvements to leased premises	10%	10%

The residual values, useful life and depreciation method are reviewed and adjusted, if necessary, on an annual basis.

17.9.1) Land

Land represents, mainly, a territorial extension for which the Company has an obligation of constructing 450 hotel rooms along with FONATUR in Huatulco which are recorded at its cost and are not subject to depreciation. See Note 15c and 21.

17.10) Intangible assets

17.10.1) Concessions

The airports that are part of the Company performed the analysis of the  following criteria that must be taken into account to know if they are within the scope of IFRIC 12:

a.	The grantor controls or regulates what services the operator must provide with the infrastructure, to whom it must provide them at what price.
•	The grantor does not need to have full price control; it is sufficient that the price is regulated by the grantor, the contract or the regulator.
•	The grantor can control the price through a limit mechanism.
•	The price can vary from fixed price arrangements to those based on a formula up to a maximum price.
b.	The grantor controls, through ownership, the right of benefits or otherwise, any significant residual interest in the infrastructure at the end of the term of the agreement.

Taking into consideration the foregoing, these criteria are applicable to each of the concessions that the Company has, which is why their measurement and determination will be considered within the scope of IFRIC 12.  In addition, at the end of all the concessions, all assets become the property of the nation in which the concession is located.

Within the scope of IFRIC 12, the respective assets can be classified as:

•	Financial assets: when the licensor establishes an unconditional right to receive cash flows and other financial assets independently of the use of the public service by the users.
•

Intangible assets: only when the licensor agreements do not establish a contractual right to receive cash flows and other financial assets from the licensor, independently of the use of the public service by the users. Airport concessions have been considered within the scope of IFRIC 12 as an intangible asset because they comply with the above provisions and no financial assets have been recognized in that regard.

Mexico:

Rights-to-use airport facilities and airport concessions include the acquisition of the nine airport concessions and the rights acquired.

Amortization is computed using the straight-line method over the estimated useful life of the concessions, (original term of 50 years as of November 1, 1998, 28 years as of December 31, 2020).

Aerostar:

Aerostar’s airport concession, which includes the obligation to make certain capital expenditures in improvement projects, is considered an intangible asset and is recognized at cost less accumulated amortization and impairment losses.

Amortization is calculated using the straight-line method during the term of the agreement (40 years); 33 years remaining as of December 31, 20120.

Airplan:

In the case of Airplan, the right granted by the Concession Contract No.8000011‑OK and Public Tender No. 10000001OL2010, respectively, is recorded as an intangible asset, through which the grantors assign to the Company the regulated and unregulated income corresponding to each of the airports subject to the concession.

In turn, the costs per loan that are related to the works in execution are part of the intangible.

The intangible asset resulting from the recognition and updating of the estimated income of the contract is amortized based on the proportion of the accumulated income of the contract and the total income. Amortization is recognized in the results of the period.

The useful life for the amortization was determined as the duration of the concession and the amortization rate is calculated based on the percentage of execution of the revenues with respect to the total expected income of the financial model that the Company has. The concession remains in effect until the date on which any of the following events occur: (i) the regulated revenues generated are equal to expected regulated revenues, provided that the concession agreement has been in force for at least 24 years or (ii) the concession agreement has been in force for at least 40 years, regardless of whether the regulated revenues generated are equal to the expected revenues. If the regulated revenues generated are equal to the expected revenues before the end of the 24 year period, the concession agreement will remain in effect until the end of such period. Management considers such factors in determining the final year of the concession term, which is 2032 (in accordance with legal guidelines, the concession term may be extended until 2048 as long as the aforementioned requirements established by the grantor are met). Therefore, the concession will have a useful life until at least the year 2032, 12 years remain as of December 31, 2020.

17.10.2) Licenses and commercial direct operation (ODC, by its initials in Spanish)

These items are recognized at their cost less the accrued amortization and any recognized impairment losses. They are amortized on a straight line basis using their estimated useful life, determined based on the expected future economic benefits, and are subject to testing when indication of impairment is identified.

The estimated useful lives at December 31, 2020 are as follows:

Licenses	28	years
ODC	28	years
Commercial Rights of Aerostar	32	years
Commercial Rights of Airplan	12	years

17.10.3) Goodwill

Goodwill represents the acquisition cost of a subsidiary in excess of the Company’s interest in the fair value of the identifiable net assets acquired, determined at the acquisition date, and it is not subject to amortization. Goodwill is shown separately in the consolidated statement of financial position and is recorded at cost less accumulated impairment losses, which are not reversed. Gains and losses on the disposal of an entity include the carrying amount of goodwill relating to the entity sold.

17.10.4) Intangible assets acquired as part of a business combination

When an intangible asset is acquired as part of a business combination, it is recognized at fair value at acquisition date. Subsequently, intangible assets acquired in a business combination, such as commercial rights, are recognized at cost less the accumulated amortization and the accrued amount of impairment losses. See useful lives of these rights in Note 17.10.2.

17.11) Impairment of long-term non-financial assets

The long-term non-financial assets subject to amortization or depreciation are subject to annual impairment tests or more frequently if there are events or circumstances that indicate that they might be affected. Other assets are subject to impairment tests when events or circumstances arise that indicate that their book value might not be recovered. Impairment losses correspond to the amounts where the book value of the asset exceeds their recoverable amount. The recoverable amount of assets is the higher of the fair value of the asset less the costs incurred for its sale and value in use. For impairment assessment purposes, assets are grouped at the lowest levels at which they generate identifiable cash flows separately which are largely independent of the cash flows of other assets or the Company's assets (cash-generating units). Non-financial assets are assessed at every reporting date in order to identify potential reversals of such impairment.

17.12) Accounts payable

Accounts payable are liabilities with creditors for purchases of goods or services acquired during the regular course of the Company’s operations. When payment is expected over a period of one year or less from the closing date, they are presented under current liabilities. If the foregoing is not complied with, they are presented under non-current liabilities.

Accounts payable are initially recognized at their fair value and are subsequently measured at amortized cost using the effective interest method.

17.13) Bank loans and long-term debt

Loans from financial institutions are initially recognized at their fair value, net of transaction costs. Those funds are subsequently recorded at their amortized cost; any difference between the funds received (net of transaction costs) and the redemption value is recognized in the statement of income during the funding period using the effective interest method.

17.13.1) Refinancing costs

When the contractual cash flows of a financial asset are renegotiated or otherwise modified and the renegotiation or modification does not result in derecognition of that financial asset, the Company will recalculate the gross carrying amount of the financial asset and will recognize a modification of profit or loss. The gross carrying amount of the financial asset will be recalculated as the present value of the renegotiated or modified contractual cash flows that are discounted at the original effective interest rate of the financial asset (or effective interest rate adjusted by credit for financial assets acquired or originated with credit originated assets) or, where applicable, the revised effective interest rate. All costs or commissions incurred adjust the carrying amount of the modified financial asset and are amortized over the remaining term of the modified financial asset.

17.13.2) Loan costs

Costs of specific and general loans directly attributable to the construction of qualifying assets are capitalized during the period of construction and preparation of the asset for its use. Qualifying assets are those that require a substantial period to be ready and able to be used (usually greater than one year). Financial revenues obtained from temporary investments made with money coming from specific loans that will be used for the construction of qualifying assets are decreased of financial costs eligible for capitalization.

The capitalization of costs for loans in foreign currency that generates interests and losses due to foreign exchange fluctuations, are only capitalized up to the amount of interest that would have been generated by loan in national currency, with similar conditions of time.

17.14) Derecognition of financial liabilities

The Company derecognizes its financial liabilities if, and only if, the obligations of the Company are met, are cancelled or if they expire.

17.15) Provisions

Liability provisions represent a present legal obligation or an assumed obligation as a result of past events, when the use of economic resources is likely in order to settle the obligation and when the amount can be reasonably estimated. Provisions are not recognized for future operating losses.

Provisions are measured at the present value of expenses expected to cover the related obligation, using a pretax rate that reflects the actual considerations of the value of money market over time and the specific risks inherent in the obligation. The increase in the provision over time is recognized as an interest expense.

When there are similar obligations, the likelihood of the outflow of economic resources for settling those obligations is determined considering them as a whole. In these cases, the provision thus estimated is recorded, provided the likelihood of the outflow of cash with respect to a specific item considered as a whole is remote.

17.16) Deferred IT, and tax on dividends

The expense for IT includes both the current tax and deferred taxes. Tax is recognized in the statement of income, except when it relates to items recognized directly in OCI or in stockholders’ equity in which case, the tax is also recognized in OCI items or directly in stockholders’ equity, respectively.

Deferred IT were recorded based on the comprehensive method of liabilities, which consists of recognizing deferred taxes on all temporary differences between the book and tax values of assets and liabilities to be materialized in the future at the enacted or substantially enacted tax rates in effect at the consolidated financial statement date. See Note 13.

Deferred tax assets are only recognized if future tax profits are expected to be incurred against which temporary differences can be offset.

Deferred tax assets and liabilities from the temporary differences arising from the investments in subsidiaries and joint businesses are recognized, except when the Company controls the reversal period for such temporary differences and it is likely that the temporary differences will not be reverted in a near future.

Deferred IT are offset when there is a legal right for each entity to offset current tax assets against current tax liabilities and when deferred IT assets and liabilities relate to the same tax authorities.

The credits for IT incurred is computed based on tax laws approved in Mexico at the date of the consolidated statement of financial position.

Current IT is made up of IT, which is recorded under income for the year in which they are incurred. The tax is based on taxable income.

To determine the IT the applicable rate in Mexico for 2019 and 2020 was 30%, the applicable rate for Airplan, according to Colombian legislation for  2019 and 2020 was    33% and the applicable rate for Aerostar, in accordance with Puerto Rico law, for 2019 and 2020 was 10%.

Aerostar and Airplan hold undistributed profits which, if paid as dividends, would require the beneficiaries to pay tax. There is a temporary taxable difference, but no deferred tax liability is recognized, as the Company as the controlling entity is capable of deciding the point at which the subsidiary should make distributions. It is not expected to distribute those benefits in the foreseeable future, because both companies would first have to pay off their bank or private debts before they can declare dividends.

17.17) Employee benefits

The present value of the defined benefit obligations is determined by discounting the estimated future cash flows using the interest rates of high-quality corporate bonds denominated in the same currency in which the benefits will be paid and that have expiration terms that are approximate the terms of the pension obligation. In those countries where there is no deep market for such bonds, interest rates on government bonds are used.

The net interest cost is calculated by applying the discount rate to the net balance of the defined benefit obligation and the fair value of the plan assets. This cost is included in the expense for employee benefits in the consolidated statement of income.

Gains and losses for remeasurements derived from experience adjustments and changes in actuarial assumptions are recognized in the period in which they occur directly in OCI. They are included in the accumulated results in the statement of changes in stockholders' equity and in the consolidated statement of financial position.

Variations in the present value of the defined benefit obligation that result from modifications or reductions of the plan are recognized immediately in results as past service costs.

Termination benefits

Termination benefits are paid when the employment relationship ends before the normal retirement date or when an employee voluntarily accepts the termination in exchange for these benefits. The Group recognizes termination benefits on the first of the following dates: (a) it is committed to terminate the employment relationship of employees in accordance with a detailed formal plan without having the possibility of evading its obligation, and (b) when the entity recognizes restructuring costs in accordance with IAS 37 and involves payment of termination benefits. In the case of an offer that promotes voluntary termination, termination benefits are valued based on the expected number of employees accepting the offer. Benefits that mature 12 months after the reporting date are discounted to their present value. The charge to income for the years ended December 31, 2019 and 2020 was Ps.1,595 and Ps.2,382, respectively. See Note 4.

Short-term obligations

Salaries for wages and salaries, including non-monetary benefits and accumulated sick leave, which are expected to be fully settled within 12 months after the end of the period in which the employees provide the related service, are recognized in connection with the service of employees until the end of the period and are measured by the amounts that are expected to be paid when the liabilities are settled. Liabilities are presented as current obligations for employee benefits in the consolidated statement of financial position.

Share in profits

The Group recognizes a liability and an expense for profit sharing based on a calculation that takes into account the profit attributable to the shareholders of the Company after certain adjustments. The Group recognizes a provision when it is contractually bound or when there is a past practice that generates an implicit obligation.

17.18) Stockholders’ equity

Capital stock, capital reserves and retained earnings are expressed at their historical cost. The capital reserves consist of the legal reserve, the reserve to repurchase own shares, and the reserve to reflect the effect of translating foreign currency.

17.19) Basic and diluted earnings per share

Basic earnings per share were computed by dividing income available to the stockholders (Ps.5,465,822 and Ps.1,972,319) by the weighted average number of shares outstanding in 2019 and 2020. The number of shares outstanding for the periods from January 1 to December 31, 2019 and 2020 was 300 million. The basic earnings share for the year ended as of December 31, 2019 and 2020 was Ps.18.22 and Ps.6.5744, respectively, are expressed in pesos, the diluted earnings per share is equal to the basic earnings per share.

17.20) Financial reporting by segments

The segment financial information is presented in a manner that is consistent with the internal reporting provided to the General Directors in charge of making operational decisions, allocating resources and assessing the performance of the operating segments.

The Company determines and evaluates the performance of its airports on an individual basis, after allocating personnel costs and other costs of services, which are incurred by a Company’s subsidiary which hires some of the Company’s employees.  The performance of these services is determined and assessed separately by management.  All the airports provide substantially the same services to their clients.  The performance of (Services) is determined and evaluated separately by management.  All airports provide substantially the same services to their customers.  Note 2 includes the financial information related to the Company’s different segments, which includes Cancún Airport and subsidiaries (Cancún Airport), showing separately, due to their importance, Aerostar, Airplan, Villahermosa Airport (Villahermosa), Mérida Airport (Mérida) and Servicios Aeroportuarios del Sureste (Servicios).  The financial information of the remaining six airports, of RH Asur, S. A. de C. V. and of the holding company (including the investment of the Company in its subsidiaries) has been grouped and is included in the “Others” column.  The elimination of the investment of the Company in its subsidiaries is included in the “Consolidation Adjustments” column.

Resources are assigned to the segments based on the significance of each one to the Company’s operations.  Transactions among operating segments are recorded at their fair value.

For 2018, 2019 and 2020 the Company consolidates Aerostar line by line into the Company's finances.

As of October 19, 2017, Airplan, S. A. consolidates as a subsidiary into the Company.

17.21) Revenue recognition

The accounting policies for the Company's revenue from contracts with customers are explained in Note 3.

With respect to the revenue presented in 2018, it is recognized and disclosed under the previous regulations that in this case is the International Accounting Standard (IAS) 18 - Revenue, as described in the following paragraphs.

Revenue comprises the fair value of the consideration received or to be received for services rendered primarily in the ordinary course of the Company's business. Revenue is presented net of discounts, as well as the elimination of revenues for services between subsidiaries of the Company, as appropriate.

The Company recognizes revenue when the amount of it can be valued with reliability, it is likely that the future economic benefits will flow to the entity and specific criteria have been met for each type of service of the Company.

Revenues are obtained from aeronautical services (which are generally related to the use of the airport infrastructure by airlines and passengers), non-aeronautical services and constructions services.

17.22) Government grants

Government grants are recognized at their fair value when there is reasonable guarantee that the grant will be received, and the Company will comply with all the conditions set.

Government grants associated with income are presented in the period’s income/loss as deductions of the related expenses. Grants received as compensation for expenses or to provide immediate financial support to the entity, with no related subsequent costs, are recognized in income/loss for the period in which they become payable.

Government grants associated with assets are presented in the Statement of Financial Position as deductions of the carrying amount of related assets. They are recognized in income/loss throughout the life of the asset, which is amortized as a reduction of the related expense that the grant intends to offset.

Government grants will be recognized in income/loss on a systematic basis throughout the periods in which the entity recognizes the related costs that the grant intends to offset as expenses.

Note 4.1 discloses information on how the Company records government grants received as recovery of expenses.